DEFERRED TAX - Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Analysis of the deferred tax balances
Net deferred tax assets	¥ 1,542,569	¥ 1,606,150
Net deferred tax liabilities	1,812,805	993,742
Deferred tax assets not recognised	2,634,000	4,337,000
Accumulated tax losses	11,387,469	18,213,620
Deferred tax assets for deductible temporary differences	1,660,000	1,434,000
Deductible temporary differences	¥ 7,992,000	¥ 6,235,000